UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (93.9%)[1]
Australia (7.4%)
Ansell Ltd.	1,198,162	16,659
Amcor Ltd.	2,023,461	15,975
Computershare Ltd.	1,958,833	15,715
Incitec Pivot Ltd.	4,225,210	13,698
Mirvac Group	7,858,991	11,264
Myer Holdings Ltd.	4,977,323	9,541
Iluka Resources Ltd.	964,102	9,521
Sims Metal Management Ltd.	965,223	8,354
Transfield Services Ltd.	3,676,610	7,088
Whitehaven Coal Ltd.	1,705,453	6,530
*,^ Mesoblast Ltd.	617,926	4,064
^ Fairfax Media Ltd.	7,105,856	3,895
Domino's Pizza Enterprises Ltd.	113,779	1,094
NRW Holdings Ltd.	311,049	935
SAI Global Ltd.	180,770	848
Skilled Group Ltd.	339,041	780
WorleyParsons Ltd.	26,397	720
Boral Ltd.	204,371	718
Monadelphous Group Ltd.	31,003	704
Seek Ltd.	101,229	643
Cochlear Ltd.	8,177	565
* Karoon Gas Australia Ltd.	140,341	542
		129,853
Austria (1.4%)
Mayr Melnhof Karton AG	155,000	13,639
Rosenbauer International AG	113,000	5,493
Kapsch TrafficCom AG	40,000	2,877
Andritz AG	24,444	1,336
Schoeller-Bleckmann Oilfield Equipment AG	8,397	705
Zumtobel AG	36,567	392
		24,442
Belgium (1.3%)
Tessenderlo Chemie NV (Voting Shares)	370,944	9,713
D'ieteren SA	216,692	8,995
Melexis NV	95,000	1,417
UCB SA	22,641	1,133
Cie d'Entreprises CFE	13,090	681
* Tessenderlo Chemie NV	1,444	—
		21,939
Brazil (0.7%)
BR Properties SA	593,450	6,860
Localiza Rent a Car SA	222,623	3,596
Arezzo Industria e Comercio SA	65,600	1,030
Brasil Insurance Participacoes e Administracao SA	33,700	299
		11,785

Canada (0.3%)
	Niko Resources Ltd.	334,368	5,738

China (2.8%)
	Beijing Capital International Airport Co. Ltd.	14,594,000	9,934
	Yuexiu Transport Infrastructure Ltd.	20,306,000	9,762
	Jiangsu Expressway Co. Ltd.	9,080,000	8,396
	Parkson Retail Group Ltd.	7,110,000	6,369
	Ports Design Ltd.	5,670,000	5,557
^	West China Cement Ltd.	20,008,000	2,986
	Evergreen International Holdings Ltd.	10,475,000	2,378
	Leoch International Technology Ltd.	17,090,000	2,081
	Concord Medical Services Holdings Ltd. ADR	255,338	725
	Daphne International Holdings Ltd.	706,000	702
	Microport Scientific Corp.	1,078,000	458
	Golden Eagle Retail Group Ltd.	231,000	416
			49,764
Denmark (1.4%)
*	Sydbank A/S	750,000	12,136
*	Jyske Bank A/S	440,000	11,774
	DSV A/S	40,322	864
			24,774
Finland (0.1%)
	Tikkurila Oyj	42,475	730
	Nokian Renkaat Oyj	17,276	688
			1,418
France (4.8%)
	Groupe Eurotunnel SA	2,300,000	16,339
^	Bourbon SA	500,000	13,209
*	Club Mediterranee	800,000	13,074
	Medica SA	620,000	10,354
	Saft Groupe SA	350,000	7,927
	Alten Ltd.	210,000	5,914
	IPSOS	150,000	4,355
	Lectra	532,400	3,032
*,^ Inside Secure SA		670,000	2,267
	Store Electronic	156,716	1,927
	Bollore SA	6,836	1,522
	Accor SA	23,982	796
	Imerys SA	15,753	793
	Wendel SA	10,498	750
	CFAO SA	14,988	708
	Eurazeo	16,498	656
	Pierre & Vacances SA	30,675	433
	Vallourec SA	7,479	310
	Legrand SA	201	6
			84,372
Germany (7.4%)
^	Freenet AG	1,400,000	20,487
	Rheinmetall AG	369,536	18,434
	Tom Tailor Holding AG	738,836	12,711
	Wirecard AG	600,000	11,843
	MTU Aero Engines Holding AG	139,256	10,449
*	Kabel Deutschland Holding AG	140,000	8,760
*	SAF-Holland SA	1,440,000	8,191
	XING AG	160,000	8,025

* Tipp24 SE	180,000	7,699
Takkt AG	498,200	5,732
STRATEC Biomedical AG	124,413	4,990
RIB Software AG	590,000	3,514
Prime Office REIT-AG	629,502	2,706
CANCOM AG	100,000	1,829
Cewe Color Holding AG	50,000	1,807
Delticom AG	14,929	1,013
Carl Zeiss Meditec AG	30,000	724
* Lotto24	179,961	695
Gildemeister AG	35,398	534
		130,143
Hong Kong (1.5%)
Techtronic Industries Co.	9,404,500	12,650
Yue Yuen Industrial Holdings Ltd.	2,958,000	8,931
Dah Sing Banking Group Ltd.	4,433,000	4,071
^ ASM Pacific Technology Ltd.	42,100	539
		26,191
India (1.3%)
* Gujarat Pipavav Port Ltd.	9,478,286	9,370
Shriram Transport Finance Co. Ltd.	854,218	8,851
* Idea Cellular Ltd.	3,597,492	5,158
		23,379
Indonesia (1.4%)
Bank Mandiri Persero Tbk PT	16,064,000	13,983
Ciputra Property Tbk PT	158,055,500	10,480
		24,463
Ireland (3.2%)
DCC plc	850,338	21,122
Irish Continental Group plc	530,000	9,739
^ Grafton Group plc	2,600,000	8,877
Smurfit Kappa Group plc	1,150,000	8,555
IFG Group plc	4,000,000	7,254
		55,547
Italy (4.0%)
Prysmian SPA	1,350,000	21,623
Azimut Holding SPA	2,100,000	20,014
Amplifon SPA	1,555,000	5,776
* Sorin SPA	1,960,000	4,098
* Safilo Group SPA	593,382	3,808
* Natuzzi SPA ADR	1,704,086	3,664
* Brunello Cucinelli SPA	266,789	3,625
* Banca Popolare di Milano Scarl	4,711,374	2,157
Cairo Communication SPA	543,870	1,770
^ Salvatore Ferragamo Italia SPA	50,942	986
Pirelli & C. SPA	69,808	705
* Yoox SPA	44,613	592
Immobiliare Grande Distribuzione	542,707	513
		69,331
Japan (19.4%)
Arcs Co. Ltd.	671,800	14,754
NEC Networks & System Integration Corp.	782,600	13,180
Nippon Soda Co. Ltd.	3,045,000	12,569
Tokai Tokyo Financial Holdings Inc.	3,515,000	11,815
Musashi Seimitsu Industry Co. Ltd.	656,800	11,258

Modec Inc.	614,100	11,073
Nichi-iko Pharmaceutical Co. Ltd.	509,300	10,903
Unipres Corp.	400,800	10,603
Tsumura & Co.	374,200	10,525
Kureha Corp.	2,571,000	10,502
Nihon Parkerizing Co. Ltd.	730,000	10,250
Capcom Co. Ltd.	486,200	9,889
Tsuruha Holdings Inc.	150,800	9,750
Glory Ltd.	471,100	9,748
Kuroda Electric Co. Ltd.	773,200	9,028
JSP Corp.	583,600	8,646
Trusco Nakayama Corp.	447,000	8,629
Asahi Diamond Industrial Co. Ltd.	746,200	8,588
Nitta Corp.	557,900	8,552
Accordia Golf Co. Ltd.	12,910	8,454
Lintec Corp.	442,700	8,022
Hitachi Transport System Ltd.	430,200	7,891
Plenus Co. Ltd.	387,800	7,306
Takasago International Corp.	1,328,000	6,514
Yushin Precision Equipment Co. Ltd.	334,900	6,239
Toyo Tanso Co. Ltd.	217,600	6,046
Tsutsumi Jewelry Co. Ltd.	255,500	5,992
Aica Kogyo Co. Ltd.	382,900	5,910
Nabtesco Corp.	252,700	5,515
Mitsui Sugar Co. Ltd.	1,510,000	4,994
Nippon Thompson Co. Ltd.	1,071,000	4,602
Daido Steel Co. Ltd.	726,000	4,096
Koito Manufacturing Co. Ltd.	316,000	3,991
Shinko Plantech Co. Ltd.	418,400	3,857
Exedy Corp.	187,400	3,736
Nifco Inc.	138,900	3,086
Icom Inc.	120,700	2,672
Nidec Copal Corp.	299,100	2,566
Nafco Co. Ltd.	122,600	2,173
Shionogi & Co. Ltd.	139,400	1,986
Cosmos Pharmaceutical Corp.	24,400	1,984
Fujikura Kasei Co. Ltd.	414,100	1,950
Nikkiso Co. Ltd.	141,000	1,608
Miura Co. Ltd.	63,700	1,605
^ Kakaku.com Inc.	48,900	1,556
Benesse Holdings Inc.	27,300	1,289
Hino Motors Ltd.	175,000	1,209
NHK Spring Co. Ltd.	111,600	1,169
Pigeon Corp.	26,300	1,145
IBJ Leasing Co. Ltd.	39,900	1,003
Sega Sammy Holdings Inc.	46,400	989
^ Message Co. Ltd.	283	983
Don Quijote Co. Ltd.	27,700	924
Konami Corp.	40,700	868
Yokogawa Electric Corp.	81,500	835
^ CyberAgent Inc.	420	825
* Acom Co. Ltd.	39,380	819
Yamato Kogyo Co. Ltd.	29,000	818
Fuji Heavy Industries Ltd.	98,000	726
IHI Corp.	330,000	702
Amada Co. Ltd.	132,000	694
Teijin Ltd.	237,000	693

Hitachi Metals Ltd.	60,000	657
Nihon Nohyaku Co. Ltd.	149,000	654
Hoshizaki Electric Co. Ltd.	24,700	634
Disco Corp.	11,000	578
Mitsubishi Gas Chemical Co. Inc.	100,000	573
Matsui Securities Co. Ltd.	95,600	560
Square Enix Holdings Co. Ltd.	34,000	525
Japan Petroleum Exploration Co.	13,100	491
Mori Seiki Co. Ltd.	66,700	488
Makino Milling Machine Co. Ltd.	96,000	488
Japan Steel Works Ltd.	88,000	479
* Kenedix Inc.	3,504	460
Yaskawa Electric Corp.	64,000	459
Jafco Co. Ltd.	23,300	411
Tokyo Ohka Kogyo Co. Ltd.	17,900	377
Nippon Denko Co. Ltd.	115,000	361
Denki Kagaku Kogyo KK	104,000	342
		338,841
Luxembourg (0.1%)
* Reinet Investments SCA	61,116	1,141
2 O'Key Group SA GDR	91,743	837
		1,978
Malaysia (0.2%)
Media Prima Bhd.	5,239,600	4,016

Netherlands (1.9%)
Delta Lloyd NV	1,262,973	16,470
Koninklijke Ten Cate NV	350,000	8,183
Mediq NV	385,000	4,061
* LBi International NV	1,191,454	3,881
Fugro NV	9,399	615
HAL Trust	5,340	548
* InterXion Holding NV	18,200	350
		34,108
New Zealand (1.9%)
Fletcher Building Ltd.	4,528,369	22,325
* Chorus Ltd.	4,071,719	10,226
		32,551
Norway (1.6%)
* Storebrand ASA	2,500,000	9,505
* Dockwise Ltd.	408,762	6,985
Schibsted ASA	142,200	4,351
Pronova BioPharma ASA	2,219,121	3,431
* Morpol ASA	1,654,877	2,254
Kongsberg Gruppen AS	62,162	1,183
Petroleum Geo-Services ASA	77,116	1,129
		28,838
Russia (0.0%)
* Exillon Energy plc	300,000	455

Singapore (2.9%)
STX OSV Holdings Ltd.	9,851,000	12,371
UOL Group Ltd.	2,683,000	11,135
Mapletree Industrial Trust	9,634,880	10,065
SembCorp Industries Ltd.	2,370,000	10,039

First Resources Ltd.	4,598,000	7,000
Indofood Agri Resources Ltd.	730,000	811
		51,421
South Africa (0.0%)
Aquarius Platinum Ltd.	142,701	86

South Korea (1.8%)
Hankook Tire Co. Ltd.	364,830	13,373
Mando Corp.	70,893	10,172
BS Financial Group Inc.	613,600	6,421
Green Cross Corp.	4,498	575
CJ O Shopping Co. Ltd.	3,326	527
		31,068
Spain (0.3%)
Pescanova SA	180,000	3,092
Distribuidora Internacional de Alimentacion SA	146,624	724
* Grifols SA	21,934	682
* Codere SA	139,696	549
		5,047
Sweden (0.8%)
Byggmax Group AB	2,497,084	11,909
FinnvedenBulten AB	220,000	1,215
Electrolux AB Class B	30,343	686
		13,810
Switzerland (4.7%)
Helvetia Holding AG	65,000	20,108
Kuoni Reisen Holding AG	66,250	17,439
Gategroup Holding AG	599,942	17,335
Forbo Holding AG	25,000	14,295
Orior AG	225,000	11,229
* Dufry AG	14,282	1,739
Adecco SA	13,727	602
		82,747
Taiwan (1.1%)
CTCI Corp.	3,710,000	6,878
Largan Precision Co. Ltd.	293,000	5,948
Lung Yen Life Service Corp.	1,867,000	5,912
		18,738
Thailand (0.2%)
Hemaraj Land and Development PCL	29,785,400	2,821

United Kingdom (18.0%)
* Premier Oil plc	2,400,000	14,462
CSR plc	2,800,000	13,724
WS Atkins plc	1,149,984	13,309
Elementis plc	3,815,320	12,543
Millennium & Copthorne Hotels plc	1,669,270	12,507
* Sports Direct International plc	2,413,745	10,888
Dechra Pharmaceuticals plc	1,400,000	10,756
Telecom Plus plc	850,000	10,646
William Hill plc	2,000,000	9,830
John Wood Group plc	772,222	9,391
Ultra Electronics Holdings plc	376,390	8,646
Devro plc	1,860,201	8,474
Inchcape plc	1,300,000	7,650

	SIG plc	5,000,000	7,347
	Pace plc	3,000,000	7,106
	Grainger plc	4,915,405	6,944
	Premier Farnell plc	2,400,000	6,672
	Eco Animal Health Group plc	1,618,166	6,401
*	LMS Capital plc	6,150,108	6,345
*	Gulfsands Petroleum plc	3,581,812	6,212
	AMEC plc	350,000	6,108
	Daily Mail & General Trust plc	825,000	5,846
	Booker Group plc	4,000,000	5,757
	Spirit Pub Co. plc	7,000,000	5,655
*	Micro Focus International plc	650,000	5,455
	TalkTalk Telecom Group plc	2,000,000	5,435
	National Express Group plc	1,609,166	5,309
	Travis Perkins plc	330,000	5,201
	Senior plc	1,600,000	4,819
*,^ London Mining plc		1,800,000	4,750
	Morgan Crucible Co. plc	1,100,000	4,346
	Debenhams plc	3,016,716	4,340
	Halma plc	700,000	4,331
	IG Group Holdings plc	602,004	4,229
	QinetiQ Group plc	1,519,650	3,981
	Filtrona plc	500,000	3,637
	Regus plc	2,500,000	3,581
	Victrex plc	180,000	3,573
	Petropavlovsk plc	500,000	3,311
	Yule Catto & Co. plc	1,500,000	3,292
*	BTG plc	550,000	3,217
	Lamprell plc	2,600,000	3,210
	Babcock International Group plc	203,981	2,739
	CPP Group plc	3,971,079	2,457
	RM plc	2,034,198	2,444
	Photo-Me International plc	4,158,854	2,401
	Highland Gold Mining Ltd.	1,083,333	1,949
	Domino's Pizza Group plc	229,671	1,840
*	Findel plc	32,007,307	1,512
	Future plc	7,510,000	1,264
	Speedy Hire plc	3,000,000	1,124
	James Fisher & Sons plc	103,726	980
	Kier Group plc	44,544	884
	Persimmon plc	82,245	791
	Hansteen Holdings plc	636,919	714
	TUI Travel plc	239,551	684
	Hunting plc	55,860	680
	Mears Group plc	136,965	578
	Savills plc	98,371	568
	Hays plc	462,938	544
	AZ Electronic Materials SA	87,188	385
	Chemring Group plc	83,584	378
	De La Rue plc	20,396	326
*	Pinnacle Staffing Group plc	673,983	—
			314,478
Total Common Stocks (Cost $1,738,953)			1,644,142

	Coupon
Temporary Cash Investments (8.3%)[1]
Money Market Fund (7.8%)
[3,4] Vanguard Market Liquidity Fund	0.155%		136,352,803	136,353

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.1%)
Goldman, Sachs & Co.
(Dated 7/31/12, Repurchase Value
$2,000,000, collateralized by Federal
National Mortgage Assn. 3.214%, 9/01/41)	0.180%	8/1/12	2,000	2,000

U.S. Government and Agency Obligations (0.4%)
[5,6] Freddie Mac Discount Notes	0.135%	8/6/12	5,000	5,000
[5,6] Freddie Mac Discount Notes	0.145%	9/17/12	100	100
United States Treasury Note/Bond	4.250%	9/30/12	1,000	1,006
				6,106
Total Temporary Cash Investments (Cost $144,459)				144,459
Total Investments (102.2%) (Cost $1,883,412)				1,788,601
Other Assets and Liabilities-Net (-2.2%)[4]				(38,363)
Net Assets (100%)				1,750,238

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $34,713,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.6% and 4.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of this security represented 0.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $37,163,000 of collateral received for securities on loan.
5 Securities with a value of $3,350,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard

International Explorer Fund

Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,263	1,621,879	—
Temporary Cash Investments	136,353	8,106	—
Futures Contracts—Assets[1]	59	—	—
Forward Currency Contracts—Assets	—	646	—
Forward Currency Contracts—Liabilities	—	(134)	—
Total	158,675	1,630,497	—
1 Represents variation margin on the last day of the reporting period.

International Explorer Fund

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	September 2012	230	21,616	186
Dow Jones EURO STOXX 50 Index	September 2012	635	18,206	1,064
S&P ASX 200 Index	September 2012	146	16,236	471
FTSE 100 Index	September 2012	83	7,290	134

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Explorer Fund

At July 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co	9/18/12	JPY	1,650,749	USD	21,148	198
Brown Brothers Harriman & Co.	9/25/12	AUD	14,983	USD	15,686	386
Brown Brothers Harriman & Co.	9/26/12	EUR	7,372	USD	9,086	(126)
Brown Brothers Harriman & Co.	9/26/12	EUR	6,365	USD	7,844	34
Brown Brothers Harriman & Co.	9/26/12	GBP	2,434	USD	3,814	28
Brown Brothers Harriman & Co.	9/26/12	GBP	2,089	USD	3,274	(8)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At July 31, 2012, the cost of investment securities for tax purposes was $1,888,569,000. Net unrealized depreciation of investment securities for tax purposes was $99,968,000, consisting of unrealized gains of $194,987,000 on securities that had risen in value since their purchase and $294,955,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (92.9%)[1]
Consumer Discretionary (21.9%)
Dick's Sporting Goods Inc.	978,345	48,056
* AutoZone Inc.	89,810	33,699
* Dollar General Corp.	555,000	28,311
* Lululemon Athletica Inc.	447,700	25,286
Wyndham Worldwide Corp.	445,600	23,194
* O'Reilly Automotive Inc.	266,900	22,884
* Bed Bath & Beyond Inc.	360,900	21,997
Harley-Davidson Inc.	494,300	21,369
Nordstrom Inc.	329,505	17,839
Ross Stores Inc.	265,360	17,631
Interpublic Group of Cos. Inc.	1,627,155	16,060
* Chipotle Mexican Grill Inc. Class A	52,500	15,347
Harman International Industries Inc.	358,213	14,454
Group 1 Automotive Inc.	256,585	13,791
* Select Comfort Corp.	511,600	13,307
Six Flags Entertainment Corp.	219,250	12,631
* Sally Beauty Holdings Inc.	468,770	12,385
* Penn National Gaming Inc.	315,925	12,296
Chico's FAS Inc.	734,600	11,254
DR Horton Inc.	597,100	10,527
* Carter's Inc.	206,025	10,439
GNC Holdings Inc. Class A	258,990	9,979
* Panera Bread Co. Class A	63,050	9,930
Starwood Hotels & Resorts Worldwide Inc.	138,545	7,502
Ralph Lauren Corp. Class A	51,180	7,387
Gentex Corp.	358,330	5,737
Lennar Corp. Class A	166,705	4,869
Tractor Supply Co.	52,900	4,807
Jarden Corp.	99,425	4,494
		457,462
Consumer Staples (3.9%)
McCormick & Co. Inc.	652,975	39,753
Mead Johnson Nutrition Co.	420,325	30,667
* Green Mountain Coffee Roasters Inc.	635,645	11,607
		82,027
Energy (4.9%)
* FMC Technologies Inc.	483,000	21,793
* Concho Resources Inc.	204,815	17,460
Range Resources Corp.	243,700	15,256
* Cameron International Corp.	302,500	15,207
Cabot Oil & Gas Corp.	316,415	13,350
* Denbury Resources Inc.	770,400	11,648
* Oil States International Inc.	100,610	7,314
		102,028

Exchange-Traded Fund (0.3%)
2	Vanguard Mid-Cap ETF	82,700	6,384

Financials (10.7%)
*	Affiliated Managers Group Inc.	277,785	30,998
	LPL Financial Holdings Inc.	907,400	25,425
	Regions Financial Corp.	3,320,145	23,108
*	Signature Bank	331,000	21,350
	Discover Financial Services	549,784	19,770
	T. Rowe Price Group Inc.	323,200	19,635
	XL Group plc Class A	882,320	18,220
	First Republic Bank	502,900	16,359
*	IntercontinentalExchange Inc.	113,488	14,892
	Zions Bancorporation	686,625	12,497
	American Campus Communities Inc.	210,150	10,016
	CIT Group Inc.	175,800	6,420
*	CBRE Group Inc. Class A	308,495	4,806
			223,496
Health Care (12.3%)
*	HMS Holdings Corp.	1,076,900	37,056
	Perrigo Co.	297,825	33,958
*	IDEXX Laboratories Inc.	293,355	25,865
*	Watson Pharmaceuticals Inc.	321,330	25,009
*	HealthSouth Corp.	954,931	21,391
	Humana Inc.	322,430	19,862
*	Intuitive Surgical Inc.	28,385	13,667
*	Catamaran Corp.	138,730	11,724
*	Mylan Inc.	469,620	10,815
*	Volcano Corp.	406,305	10,747
*	Waters Corp.	131,455	10,185
	Agilent Technologies Inc.	255,390	9,779
*	Sirona Dental Systems Inc.	207,755	8,981
*	Akorn Inc.	545,870	7,462
*	Cerner Corp.	97,634	7,217
*	ViroPharma Inc.	151,540	3,290
			257,008
Industrials (14.3%)
*	TransDigm Group Inc.	240,995	29,729
*	Clean Harbors Inc.	489,976	29,663
*	WESCO International Inc.	489,015	27,243
*	Stericycle Inc.	283,190	26,294
	Donaldson Co. Inc.	769,800	26,273
	JB Hunt Transport Services Inc.	427,100	23,499
	Hubbell Inc. Class B	214,980	17,689
*	Verisk Analytics Inc. Class A	319,235	16,042
*	Genesee & Wyoming Inc. Class A	252,780	15,688
*	Jacobs Engineering Group Inc.	370,500	14,290
*	B/E Aerospace Inc.	304,030	11,927
*	Old Dominion Freight Line Inc.	274,760	11,650
	AMETEK Inc.	371,930	11,530
*,^ Polypore International Inc.		297,400	11,051
	Fastenal Co.	240,235	10,359
*	United Rentals Inc.	312,035	9,021
	Waste Connections Inc.	243,690	7,498
			299,446

Information Technology (18.8%)
*	Citrix Systems Inc.			484,505	35,214
*	SolarWinds Inc.			626,800	33,465
	Amphenol Corp. Class A			539,225	31,750
*	Trimble Navigation Ltd.			654,711	28,977
*	VeriSign Inc.			518,300	23,023
*	Silicon Laboratories Inc.			543,768	20,092
*	FleetCor Technologies Inc.			482,625	17,819
	Intuit Inc.			304,115	17,645
*	Cavium Inc.			621,666	16,797
	Avago Technologies Ltd.			430,050	15,912
*	Aruba Networks Inc.			1,115,200	15,814
	Activision Blizzard Inc.			1,261,125	15,171
*	TIBCO Software Inc.			533,695	14,991
*	Concur Technologies Inc.			212,957	14,383
	FEI Co.			296,963	14,168
*	Fiserv Inc.			199,990	14,025
*	Parametric Technology Corp.			546,755	11,777
*	Cognizant Technology Solutions Corp. Class A			203,370	11,545
*	MICROS Systems Inc.			236,502	11,291
*	Teradata Corp.			155,660	10,526
*	Genpact Ltd.			536,159	9,340
*	Informatica Corp.			269,100	7,941
					391,666
Materials (4.1%)
	Airgas Inc.			460,720	36,544
	Ecolab Inc.			490,710	32,117
	Ashland Inc.			250,730	17,649
					86,310
Telecommunication Services (1.7%)
*	SBA Communications Corp. Class A			593,900	35,076

Total Common Stocks (Cost $1,658,908)					1,940,903
		Coupon
Temporary Cash Investments (7.3%)[1]
Money Market Fund (7.0%)
[3,4] Vanguard Market Liquidity Fund		0.155%		146,929,449	146,929

				Face	Market
			Maturity	Amount	Value
			Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[5,6] Federal Home Loan Bank Discount Notes		0.130%	10/19/12	400	400
[6,7] Freddie Mac Discount Notes		0.150%	8/27/12	500	500
[6,7] Freddie Mac Discount Notes		0.145%	9/17/12	4,000	3,999
					4,899
Total Temporary Cash Investments (Cost $151,826)					151,828
Total Investments (100.2%) (Cost $1,810,734)					2,092,731
Other Assets and Liabilities-Net (-0.2%)[4]					(3,687)
Net Assets (100%)					2,089,044

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $104,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.1% and 3.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $106,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,699,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,940,903	—	—
Temporary Cash Investments	146,929	4,899	—
Futures Contracts—Liabilities[1]	(445)	—	—
Total	2,087,387	4,899	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest

Mid-Cap Growth Fund

incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2012	755	70,864	1,555
S&P 500 Index	September 2012	45	15,464	691
E-mini S&P 500 Index	September 2012	5	344	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2012, the cost of investment securities for tax purposes was $1,810,734,000. Net unrealized appreciation of investment securities for tax purposes was $281,997,000, consisting of unrealized gains of $330,280,000 on securities that had risen in value since their purchase and $48,283,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (91.6%)[1]
Consumer Discretionary (12.6%)
Royal Caribbean Cruises Ltd.	5,046,294	126,056
* Hanesbrands Inc.	2,694,900	80,901
Hasbro Inc.	1,774,200	63,552
International Game Technology	5,370,100	60,789
Newell Rubbermaid Inc.	3,423,100	60,418
Rent-A-Center Inc.	1,340,017	47,651
Dillard's Inc. Class A	679,027	44,293
Service Corp. International	2,627,000	33,757
		517,417
Consumer Staples (4.4%)
Lorillard Inc.	733,800	94,396
Reynolds American Inc.	1,846,800	85,452
		179,848
Energy (8.2%)
Seadrill Ltd.	2,467,900	95,730
^ Golar LNG Ltd.	1,717,947	66,416
Murphy Oil Corp.	1,231,800	66,098
Spectra Energy Corp.	1,664,900	51,096
* WPX Energy Inc.	1,786,619	28,497
* Tesoro Corp.	403,838	11,166
Valero Energy Corp.	323,000	8,882
Noble Corp.	224,597	8,310
^ Overseas Shipholding Group Inc.	472,900	2,705
		338,900
Financials (26.6%)
XL Group plc Class A	5,245,700	108,324
Capital One Financial Corp.	1,889,500	106,738
Discover Financial Services	2,664,700	95,823
Fifth Third Bancorp	6,722,100	92,899
Essex Property Trust Inc.	583,600	91,835
SLM Corp.	5,721,200	91,482
New York Community Bancorp Inc.	6,570,300	85,283
Willis Group Holdings plc	2,242,900	82,943
CNA Financial Corp.	2,780,982	72,611
Ameriprise Financial Inc.	1,106,400	57,223
Chubb Corp.	737,100	53,580
PNC Financial Services Group Inc.	691,812	40,886
Annaly Capital Management Inc.	2,320,500	40,446
Everest Re Group Ltd.	357,437	36,351
Unum Group	1,401,490	26,474
American National Insurance Co.	164,858	11,611
		1,094,509
Health Care (7.5%)
Omnicare Inc.	2,832,900	88,981
Coventry Health Care Inc.	2,600,000	86,658
Cardinal Health Inc.	1,679,100	72,353

Cigna Corp.	1,510,700	60,851
308,843
Industrials (12.3%)
Stanley Black & Decker Inc.	1,317,300	88,114
Masco Corp.	5,836,700	70,216
Eaton Corp.	1,552,200	68,048
SPX Corp.	871,500	52,918
Pentair Inc.	1,063,500	46,613
*	JetBlue Airways Corp.	7,389,729	40,717
L-3 Communications Holdings Inc.	553,300	39,223
Southwest Airlines Co.	3,350,000	30,787
*	Air France-KLM ADR	5,177,864	27,287
Xylem Inc.	972,000	23,309
Exelis Inc.	1,316,600	12,376
ITT Corp.	486,000	9,108
508,716
Information Technology (8.6%)
Molex Inc.	3,364,700	84,522
*	Micron Technology Inc.	12,321,916	76,519
CA Inc.	3,166,400	76,215
*	Ingram Micro Inc.	4,190,311	62,813
Western Union Co.	3,087,500	53,815
353,884
Materials (3.4%)
Yamana Gold Inc.	5,217,334	77,269
Sonoco Products Co.	2,102,300	63,720
140,989
Utilities (8.0%)
CenterPoint Energy Inc.	3,839,300	80,855
Xcel Energy Inc.	2,535,300	74,284
Pinnacle West Capital Corp.	1,164,800	62,363
ONEOK Inc.	1,010,200	44,964
Exelon Corp.	1,113,003	43,541
NRG Energy Inc.	773,000	15,321
*	GenOn Energy Inc.	3,553,218	8,457
NV Energy Inc.	26,884	492
330,277
Total Common Stocks (Cost $3,144,860)	3,773,383
Coupon
Temporary Cash Investments (8.9%)[1]
Money Market Fund (8.7%)
[2,3] Vanguard Market Liquidity Fund	0.155%	359,262,774	359,263

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.130%	10/19/12	4,000	3,998
5	United States Treasury Note/Bond	1.375%	9/15/12	5,000	5,007
9,005
Total Temporary Cash Investments (Cost $368,269)	368,268

Total Investments (100.5%) (Cost $3,513,129)	4,141,651
Other Assets and Liabilities-Net (-0.5%)[3]	(20,698)
Net Assets (100%)	4,120,953

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,195,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 94.8% and 5.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $7,454,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $8,004,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,773,383	—	—
Temporary Cash Investments	359,263	9,005	—
Futures Contracts—Liabilities[1]	(565)	—	—
Total	4,132,081	9,005	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or

Selected Value Fund

sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2012	346	118,903	5,240
E-mini S&P 500 Index	September 2012	185	12,715	38

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2012, the cost of investment securities for tax purposes was $3,513,129,000. Net unrealized appreciation of investment securities for tax purposes was $628,522,000, consisting of unrealized gains of $841,685,000 on securities that had risen in value since their purchase and $213,163,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (5.6%)
McDonald's Corp.	831,051	74,263
Home Depot Inc.	1,242,854	64,852
Time Warner Inc.	783,247	30,641
Time Warner Cable Inc.	256,289	21,767
Carnival Corp.	364,240	12,122
Mattel Inc.	276,370	9,720
Genuine Parts Co.	127,037	8,134
Staples Inc.	561,999	7,160
Darden Restaurants Inc.	104,755	5,361
Garmin Ltd.	127,330	4,916
Autoliv Inc.	77,754	4,399
Whirlpool Corp.	63,039	4,259
Foot Locker Inc.	123,465	4,077
JC Penney Co. Inc.	178,225	4,012
H&R Block Inc.	239,135	3,857
Hasbro Inc.	105,309	3,772
American Eagle Outfitters Inc.	159,665	3,324
Gannett Co. Inc.	193,146	2,725
Cablevision Systems Corp. Class A	176,824	2,712
Leggett & Platt Inc.	113,399	2,629
Cinemark Holdings Inc.	93,667	2,190
Brinker International Inc.	61,475	1,992
Guess? Inc.	54,871	1,652
Regal Entertainment Group Class A	106,529	1,472
Washington Post Co. Class B	3,915	1,325
Meredith Corp.	29,470	974
MDC Holdings Inc.	29,135	928
Bob Evans Farms Inc.	24,023	925
Cooper Tire & Rubber Co.	50,542	883
Hillenbrand Inc.	50,852	879
Strayer Education Inc.	9,632	700
KB Home	71,512	661
National CineMedia Inc.	45,886	649
Cato Corp. Class A	22,543	631
Belo Corp. Class A	76,366	523
Stage Stores Inc.	24,829	470
Brown Shoe Co. Inc.	34,144	470
Ameristar Casinos Inc.	26,706	451
Superior Industries International Inc.	22,033	377
Hot Topic Inc.	34,672	352
American Greetings Corp. Class A	25,464	338
CTC Media Inc.	38,542	286
Nutrisystem Inc.	23,296	244
Harte-Hanks Inc.	38,179	240
^ RadioShack Corp.	80,359	234
Speedway Motorsports Inc.	13,673	218
		294,766

Consumer Staples (20.1%)
Wal-Mart Stores Inc.	2,080,948	154,885
Coca-Cola Co.	1,846,541	149,200
Procter & Gamble Co.	2,241,896	144,692
Philip Morris International Inc.	1,404,875	128,462
PepsiCo Inc.	1,275,595	92,774
Altria Group Inc.	1,660,265	59,720
Kraft Foods Inc.	1,441,002	57,222
Colgate-Palmolive Co.	389,401	41,806
Kimberly-Clark Corp.	320,573	27,861
Walgreen Co.	703,975	25,597
General Mills Inc.	528,196	20,441
Reynolds American Inc.	352,605	16,315
HJ Heinz Co.	261,740	14,451
Sysco Corp.	475,511	13,975
Lorillard Inc.	106,756	13,733
Kellogg Co.	219,824	10,486
Hershey Co.	134,239	9,630
ConAgra Foods Inc.	338,365	8,354
Dr Pepper Snapple Group Inc.	173,085	7,889
Clorox Co.	105,940	7,703
JM Smucker Co.	91,348	7,015
Campbell Soup Co.	193,561	6,409
McCormick & Co. Inc.	97,645	5,945
Avon Products Inc.	352,155	5,455
Molson Coors Brewing Co. Class B	127,460	5,394
Safeway Inc.	195,956	3,047
Hillshire Brands Co.	96,462	2,470
Flowers Foods Inc.	110,343	2,358
B&G Foods Inc. Class A	39,104	1,095
Snyders-Lance Inc.	41,559	974
Universal Corp.	18,827	857
WD-40 Co.	12,964	623
Vector Group Ltd.	32,498	552
^ SUPERVALU Inc.	172,004	425
Weis Markets Inc.	8,720	380
Nash Finch Co.	9,876	189
		1,048,384
Energy (12.9%)
Exxon Mobil Corp.	3,815,230	331,353
Chevron Corp.	1,609,495	176,368
ConocoPhillips	1,031,777	56,170
Phillips 66	522,109	19,631
Spectra Energy Corp.	530,637	16,285
Williams Cos. Inc.	510,541	16,230
Kinder Morgan Inc.	402,212	14,403
Marathon Petroleum Corp.	277,908	13,145
Valero Energy Corp.	451,179	12,407
Linn Energy LLC	161,615	6,402
1 WPX Energy Inc.	161,965	2,583
Copano Energy LLC	58,853	1,645
Teekay Corp.	44,112	1,356
Arch Coal Inc.	173,893	1,254
Targa Resources Corp.	25,917	1,142
Ship Finance International Ltd.	47,899	694
^ Nordic American Tankers Ltd.	42,918	502
Crosstex Energy Inc.	28,635	386

Penn Virginia Corp.	37,377	250
Knightsbridge Tankers Ltd.	19,553	168
Tsakos Energy Navigation Ltd.	33,998	167
Overseas Shipholding Group Inc.	25,114	144
		672,685
Financials (9.4%)
JPMorgan Chase & Co.	3,100,234	111,608
PNC Financial Services Group Inc.	429,240	25,368
Bank of New York Mellon Corp.	973,239	20,711
ACE Ltd.	273,800	20,124
Travelers Cos. Inc.	317,452	19,888
Prudential Financial Inc.	383,519	18,516
BB&T Corp.	566,798	17,780
BlackRock Inc.	102,428	17,439
Aflac Inc.	384,193	16,820
Chubb Corp.	220,285	16,013
Marsh & McLennan Cos. Inc.	442,011	14,679
Allstate Corp.	400,968	13,753
Fifth Third Bancorp	748,924	10,350
Northern Trust Corp.	196,649	8,928
M&T Bank Corp.	102,505	8,799
Invesco Ltd.	367,980	8,143
SLM Corp.	397,755	6,360
Principal Financial Group Inc.	245,835	6,291
NYSE Euronext	207,152	5,278
Willis Group Holdings plc	141,182	5,221
Cincinnati Financial Corp.	133,124	5,037
New York Community Bancorp Inc.	355,297	4,612
Huntington Bancshares Inc.	704,382	4,378
PartnerRe Ltd.	52,701	3,818
Axis Capital Holdings Ltd.	105,656	3,472
Arthur J Gallagher & Co.	96,591	3,427
Fidelity National Financial Inc. Class A	181,594	3,381
People's United Financial Inc.	290,614	3,330
Commerce Bancshares Inc.	72,488	2,855
Cullen/Frost Bankers Inc.	49,880	2,759
Hudson City Bancorp Inc.	429,104	2,725
Lazard Ltd. Class A	100,144	2,689
Validus Holdings Ltd.	80,733	2,626
Eaton Vance Corp.	93,909	2,491
First Niagara Financial Group Inc.	286,844	2,174
Hancock Holding Co.	69,114	2,107
Erie Indemnity Co. Class A	29,377	2,094
Waddell & Reed Financial Inc. Class A	70,180	2,042
Alterra Capital Holdings Ltd.	82,293	1,915
Protective Life Corp.	66,113	1,845
Bank of Hawaii Corp.	37,165	1,736
Federated Investors Inc. Class B	84,938	1,708
Old Republic International Corp.	210,855	1,700
Aspen Insurance Holdings Ltd.	58,316	1,676
Jefferies Group Inc.	125,984	1,580
Valley National Bancorp	169,044	1,572
Capitol Federal Financial Inc.	133,743	1,567
FirstMerit Corp.	89,130	1,444
Hanover Insurance Group Inc.	36,642	1,285
Trustmark Corp.	52,888	1,279
FNB Corp.	113,077	1,230

Endurance Specialty Holdings Ltd.	35,397	1,227
Synovus Financial Corp.	643,725	1,223
Kemper Corp.	36,593	1,197
UMB Financial Corp.	24,844	1,194
American National Insurance Co.	16,417	1,156
Iberiabank Corp.	23,961	1,122
Symetra Financial Corp.	96,319	1,120
Janus Capital Group Inc.	154,155	1,115
1 Alexander & Baldwin Inc.	34,474	1,105
StanCorp Financial Group Inc.	36,396	1,083
Westamerica Bancorporation	22,791	1,048
CVB Financial Corp.	85,313	1,007
Montpelier Re Holdings Ltd.	47,308	958
United Bankshares Inc.	41,003	955
Old National Bancorp	77,443	948
BOK Financial Corp.	16,671	942
Northwest Bancshares Inc.	79,630	928
Glacier Bancorp Inc.	58,440	887
Community Bank System Inc.	32,129	884
First Financial Bankshares Inc.	25,514	880
Park National Corp.	12,433	842
Mercury General Corp.	22,216	805
BankUnited Inc.	32,234	785
Selective Insurance Group Inc.	44,775	773
First Financial Bancorp	47,808	763
International Bancshares Corp.	41,597	763
Astoria Financial Corp.	80,006	754
Provident Financial Services Inc.	49,254	750
Greenhill & Co. Inc.	17,862	710
PacWest Bancorp	28,795	660
Tower Group Inc.	32,239	601
First Commonwealth Financial Corp.	85,704	601
Horace Mann Educators Corp.	32,478	566
NBT Bancorp Inc.	26,896	565
Safety Insurance Group Inc.	12,402	526
Oritani Financial Corp.	37,220	524
Independent Bank Corp.	17,401	517
Interactive Brokers Group Inc.	37,327	517
Chemical Financial Corp.	22,378	502
Maiden Holdings Ltd.	58,621	498
Brookline Bancorp Inc.	56,467	475
WesBanco Inc.	21,589	447
Community Trust Bancorp Inc.	12,577	427
BGC Partners Inc. Class A	85,674	426
TrustCo Bank Corp. NY	76,405	421
Dime Community Bancshares Inc.	28,655	416
United Fire Group Inc.	20,756	407
City Holding Co.	12,055	398
S&T Bancorp Inc.	23,434	387
Renasant Corp.	20,474	362
Flushing Financial Corp.	25,477	360
Republic Bancorp Inc.	15,123	357
Tompkins Financial Corp.	8,731	343
Washington Trust Bancorp Inc.	13,307	330
Simmons First National Corp. Class A	14,105	329
1st Source Corp.	14,736	327
Provident New York Bancorp	31,427	260

SY Bancorp Inc.	11,048	258
Presidential Life Corp.	17,766	247
First Financial Corp.	8,071	239
Arrow Financial Corp.	9,471	230
Bancfirst Corp.	4,927	200
Calamos Asset Management Inc. Class A	16,448	174
Baldwin & Lyons Inc.	7,368	171
State Auto Financial Corp.	12,849	167
GFI Group Inc.	48,011	153
		490,935
Health Care (12.8%)
Johnson & Johnson	2,240,658	155,098
Pfizer Inc.	6,149,767	147,840
Merck & Co. Inc.	2,481,618	109,613
Abbott Laboratories	1,282,898	85,069
Bristol-Myers Squibb Co.	1,382,612	49,221
Eli Lilly & Co.	937,521	41,279
Medtronic Inc.	849,067	33,470
Baxter International Inc.	449,266	26,287
Becton Dickinson and Co.	165,333	12,517
Lincare Holdings Inc.	70,907	2,936
Owens & Minor Inc.	51,657	1,457
PDL BioPharma Inc.	113,526	771
Computer Programs & Systems Inc.	9,034	447
Landauer Inc.	7,663	437
Meridian Bioscience Inc.	24,900	416
National Healthcare Corp.	8,510	372
		667,230
Industrials (12.0%)
General Electric Co.	8,613,682	178,734
United Technologies Corp.	741,438	55,193
3M Co.	571,836	52,169
Boeing Co.	611,171	45,172
United Parcel Service Inc. Class B	590,429	44,642
Honeywell International Inc.	636,574	36,953
Emerson Electric Co.	600,340	28,678
Lockheed Martin Corp.	264,025	23,570
Illinois Tool Works Inc.	394,277	21,425
General Dynamics Corp.	294,254	18,667
Raytheon Co.	272,012	15,091
Northrop Grumman Corp.	206,056	13,641
Waste Management Inc.	375,464	12,916
Eaton Corp.	272,728	11,956
Stanley Black & Decker Inc.	139,466	9,329
Republic Services Inc. Class A	302,265	8,745
L-3 Communications Holdings Inc.	79,457	5,633
Iron Mountain Inc.	139,678	4,499
Masco Corp.	293,917	3,536
Hubbell Inc. Class B	42,815	3,523
Snap-on Inc.	47,243	3,202
Avery Dennison Corp.	84,474	2,601
Pitney Bowes Inc.	162,731	2,174
^ RR Donnelley & Sons Co.	145,581	1,764
Watsco Inc.	24,208	1,645
GATX Corp.	38,016	1,599
Exelis Inc.	152,243	1,431

Harsco Corp.	65,597	1,394
Macquarie Infrastructure Co. LLC	37,774	1,342
Healthcare Services Group Inc.	54,467	1,181
Deluxe Corp.	41,591	1,178
Brady Corp. Class A	40,260	1,068
HNI Corp.	36,859	979
TAL International Group Inc.	27,259	931
Matson Inc.	34,341	843
ABM Industries Inc.	43,683	812
Mine Safety Appliances Co.	22,545	774
Seaspan Corp.	47,393	734
Aircastle Ltd.	58,844	696
Briggs & Stratton Corp.	39,775	694
AZZ Inc.	20,670	635
Steelcase Inc. Class A	70,282	602
NACCO Industries Inc. Class A	5,510	552
Kaydon Corp.	26,055	550
McGrath RentCorp	20,054	534
Knoll Inc.	38,931	533
Copa Holdings SA Class A	6,708	520
Mueller Water Products Inc. Class A	127,396	451
Textainer Group Holdings Ltd.	11,899	448
American Science & Engineering Inc.	7,220	412
Albany International Corp.	22,673	406
China Yuchai International Ltd.	30,131	384
Apogee Enterprises Inc.	22,667	367
MFC Industrial Ltd.	50,969	358
Ennis Inc.	21,415	307
US Ecology Inc.	11,115	217
Navios Maritime Holdings Inc.	61,048	214
Heidrick & Struggles International Inc.	14,431	193
1 Engility Holdings Inc.	13,157	192
CDI Corp.	11,500	186
Schawk Inc. Class A	10,394	118
		629,293
Information Technology (8.7%)
Microsoft Corp.	6,855,443	202,030
Intel Corp.	4,076,250	104,760
Accenture plc Class A	522,951	31,534
Automatic Data Processing Inc.	398,766	22,550
Applied Materials Inc.	1,053,645	11,474
Seagate Technology plc	366,194	10,993
Paychex Inc.	296,794	9,702
Analog Devices Inc.	242,948	9,494
KLA-Tencor Corp.	136,863	6,968
Xilinx Inc.	214,030	6,934
Maxim Integrated Products Inc.	237,894	6,478
Linear Technology Corp.	187,739	6,055
Microchip Technology Inc.	155,508	5,191
Harris Corp.	92,969	3,872
Computer Sciences Corp.	125,184	3,082
Broadridge Financial Solutions Inc.	101,841	2,156
Diebold Inc.	51,087	1,653
Molex Inc.	58,513	1,470
Molex Inc. Class A	65,515	1,355
j2 Global Inc.	37,629	1,126
Lexmark International Inc. Class A	57,904	1,013

Intersil Corp. Class A	103,671	955
EarthLink Inc.	86,527	593
MTS Systems Corp.	13,167	572
Brooks Automation Inc.	53,956	500
Comtech Telecommunications Corp.	15,422	421
Methode Electronics Inc.	29,942	263
Electro Rent Corp.	14,505	243
United Online Inc.	55,387	235
NAM TAI Electronics Inc.	27,603	169
		453,841
Materials (3.8%)
EI du Pont de Nemours & Co.	757,769	37,661
Dow Chemical Co.	975,381	28,071
Freeport-McMoRan Copper & Gold Inc.	767,719	25,849
LyondellBasell Industries NV Class A	353,403	15,737
Air Products & Chemicals Inc.	172,831	13,901
PPG Industries Inc.	123,984	13,571
International Paper Co.	356,289	11,690
Nucor Corp.	258,461	10,132
Southern Copper Corp.	207,946	6,713
Eastman Chemical Co.	123,738	6,469
MeadWestvaco Corp.	141,172	4,009
RPM International Inc.	107,178	2,840
Bemis Co. Inc.	84,301	2,592
Sealed Air Corp.	158,197	2,563
Packaging Corp. of America	80,223	2,470
Sonoco Products Co.	81,258	2,463
Steel Dynamics Inc.	178,600	2,302
Huntsman Corp.	145,455	1,840
Scotts Miracle-Gro Co. Class A	37,334	1,490
Sensient Technologies Corp.	40,828	1,447
Olin Corp.	65,075	1,317
Worthington Industries Inc.	56,733	1,231
Commercial Metals Co.	94,196	1,214
Greif Inc. Class A	20,405	883
AMCOL International Corp.	19,586	601
Gold Resource Corp.	32,315	579
Koppers Holdings Inc.	16,807	554
PH Glatfelter Co.	34,634	551
A Schulman Inc.	23,904	523
Myers Industries Inc.	20,174	332
		201,595
Telecommunication Services (6.1%)
AT&T Inc.	4,783,588	181,394
Verizon Communications Inc.	2,325,836	104,988
CenturyLink Inc.	503,009	20,895
Windstream Corp.	480,065	4,781
Frontier Communications Corp.	806,548	3,162
Consolidated Communications Holdings Inc.	32,174	510
Shenandoah Telecommunications Co.	19,316	304
NTELOS Holdings Corp.	12,819	272
USA Mobility Inc.	17,771	198
Lumos Networks Corp.	12,783	115
		316,619
Utilities (8.6%)
Duke Energy Corp.	569,391	38,593

Southern Co.	707,077	34,046
Exelon Corp.	690,490	27,012
Dominion Resources Inc.	464,455	25,225
NextEra Energy Inc.	343,485	24,353
FirstEnergy Corp.	341,217	17,136
American Electric Power Co. Inc.	393,147	16,607
PG&E Corp.	344,620	15,908
Consolidated Edison Inc.	237,084	15,292
Public Service Enterprise Group Inc.	415,008	13,795
Sempra Energy	195,796	13,786
PPL Corp.	470,707	13,603
Edison International	265,748	12,272
Xcel Energy Inc.	397,284	11,640
Entergy Corp.	143,726	10,445
Northeast Utilities	255,272	10,180
DTE Energy Co.	138,835	8,520
Wisconsin Energy Corp.	188,752	7,690
ONEOK Inc.	169,002	7,522
CenterPoint Energy Inc.	348,749	7,345
Ameren Corp.	197,076	6,742
NiSource Inc.	231,683	5,929
CMS Energy Corp.	213,434	5,263
SCANA Corp.	106,710	5,247
American Water Works Co. Inc.	142,423	5,163
Pinnacle West Capital Corp.	88,476	4,737
OGE Energy Corp.	80,011	4,249
Alliant Energy Corp.	90,061	4,207
Integrys Energy Group Inc.	63,689	3,856
AGL Resources Inc.	94,950	3,845
Pepco Holdings Inc.	185,833	3,709
NV Energy Inc.	190,818	3,490
MDU Resources Group Inc.	153,298	3,432
National Fuel Gas Co.	67,832	3,320
TECO Energy Inc.	175,102	3,185
Westar Energy Inc.	102,703	3,139
Questar Corp.	144,625	2,943
Aqua America Inc.	112,783	2,892
UGI Corp.	91,581	2,807
Atmos Energy Corp.	73,495	2,635
Great Plains Energy Inc.	110,071	2,441
Hawaiian Electric Industries Inc.	78,154	2,227
Cleco Corp.	49,776	2,178
Vectren Corp.	66,728	1,992
Piedmont Natural Gas Co. Inc.	58,551	1,861
IDACORP Inc.	40,767	1,720
WGL Holdings Inc.	41,782	1,690
Portland General Electric Co.	61,340	1,670
Southwest Gas Corp.	37,372	1,669
New Jersey Resources Corp.	33,779	1,550
UIL Holdings Corp.	41,142	1,524
PNM Resources Inc.	64,812	1,348
UNS Energy Corp.	32,851	1,337
Avista Corp.	47,914	1,326
South Jersey Industries Inc.	24,807	1,311
ALLETE Inc.	31,126	1,291
Black Hills Corp.	35,858	1,142
El Paso Electric Co.	32,740	1,108

NorthWestern Corp.		29,735	1,098
Northwest Natural Gas Co.		21,699	1,057
MGE Energy Inc.		18,747	899
CH Energy Group Inc.		12,101	787
Laclede Group Inc.		18,313	765
Empire District Electric Co.		34,315	738
Otter Tail Corp.		29,102	683
California Water Service Group		34,017	628
American States Water Co.		15,202	618
SJW Corp.		11,180	261
			448,679
Total Common Stocks (Cost $4,616,188)			5,224,027
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund (Cost $472)	0.155%	472,001	472

Total Investments (100.0%) (Cost $4,616,660)			5,224,499
Other Assets and Liabilities-Net (0.0%)[2]			(726)
Net Assets (100%)			5,223,773

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $400,000.
1 Non-income producing security - new issue that has not paid a dividend as of July 31, 2012.
2 Includes $472,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2012, the cost of investment securities for tax purposes was $4,616,660,000. Net unrealized appreciation of investment securities for tax purposes was $607,839,000, consisting of unrealized gains of $651,274,000 on securities that had risen in value since their purchase and $43,435,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.